Fellow OpenFund shareholders,

The six months following OpenFund's introduction have been exciting. We're pleased with OpenFund's performance, and with the reaction your fund has received with investors and in the media.

But the very idea of encapsulating the experience in a short letter to shareholders, discussing a portfolio already months out of date, seems, frankly, a bit out of place for OpenFund. Hopefully you've been experiencing OpenFund with us, day by day on the fund's Web site, and on the site of the advisor, MetaMarkets Investments LLC. You can find out far more information about what's really been going on with the fund there than could ever be encapsulated here.

But rules are rules, so we present you with this semi-annual report. In it, you'll find a snapshot of the fund's portfolio on January 31, 2000. There you'll find the companies which we believe are making the dream of the New Economy come true. You'll see technology companies spanning the frontier of human creativity -- from Globalstar Telecommunications' launch of a global orbiting wireless telephone infrastructure, to Celera Genomics' pathbreaking mission into the very core of the human genetic code. You'll also see some companies that may surprise you - WalMart, General Electric, Wells Fargo, Enron
- each contributing in a unique way to the evolution of the New Economy.

But the real story in this early period hasn't been about stocks, it's been about you. The value of interacting in real-time with shareholders in our online community has been even higher than our expectations. It's been rewarding to each of us personally, but has also enhanced the investment process. Shareholders and community members have challenged our ideas, given us new ones, and engaged us in a powerful dialogue as we have navigated the turbulent and volatile waters since our fund's genesis on August 31, 1999. Perhaps we should be using this space to simply say thank you.


Investment Outlook

Traditionally, this is the part of the semi-annual report where the portfolio managers are supposed to impart, in a few words, the sum total of their future vision for the next six months. Okay then, here's a shot: we remain bullish on the New Economy, and bearish on the Old. While the pundits on Wall Street and in the media continue to call the New Economy a "bubble," we think opportunities remain for nimble investors to catch the right waves at the right time. Short of catastrophic monetary, fiscal or regulatory blunders by government, we believe that the New Economy will continue to power forward, changing the way we live, the way businesses are run, and the way insight and inspiration are developed and applied.

We hope you'll join us in our online community as this great adventure unfolds. We'll be there to talk to you and listen to you. So log on and help us manage OpenFund, live in real-time on the Internet -- continue with us in this great shared enterprise.

Sincerely,

The MetaMarkets Investments Portfolio Management Team

MetaMarkets.com
OpenFund
Schedule of Portfolio Investments
January 31, 2000
(Unaudited)

                                                                                                                          Market
                                                                                                Shares                     Value
                                                                                                ------                    ------
Common Stocks (92.2%)

Banking (0.7%)

Wells Fargo Co.                                                                                 3,000                   $   120,000
                                                                                                                          ---------

Biotechnology & Medical (12.2%)

Celera Genomics Group (b)                                                                       2,100                       423,018
Cell Genesys, Inc. (b)                                                                         17,000                       250,750
Emisphere Technologies, Inc. (b)                                                                3,000                       113,625
Genzyme Surgical Products (b)                                                                  28,000                       283,500
Hologic, Inc. (b)                                                                              21,100                       145,063
LJL Biosystems, Inc. (b)                                                                       11,000                       165,000
Millenium Pharmaceuticals (b)                                                                   1,000                       187,438
Neurocrine Biosciences, Inc. (b)                                                                8,000                       190,000
PE Biosystems Group                                                                             3,100                       464,224
                                                                                                                          ---------
                                                                                                                          2,222,618
                                                                                                                          ---------
Computer Equipment (5.8%)

APEX, Inc. (b)                                                                                  2,400                        91,500
ECCS, Inc. (b)                                                                                 19,500                       374,156
EMC Corp. (b)                                                                                   2,400                       255,600
Sun Microsystems, Inc. (b)                                                                      4,200                       329,963
                                                                                                                          ---------
                                                                                                                          1,051,219
                                                                                                                          ---------

Computer Software & Services (8.2%)

BrightStar Information Technology Group, Inc. (b)                                               9,000                        96,469
CSP, Inc. (b)                                                                                  20,100                       170,850
Exchange Applications, Inc. (b)                                                                 1,500                       130,875
Rainmaker Systems, Inc. (b)                                                                     7,800                       111,638
Red Hat, Inc. (b)                                                                               1,700                       161,713
Seachange International, Inc. (b)                                                               4,000                       152,500
Veritas Software Corp. (b)                                                                      2,000                       291,749
Viisage Technology, Inc. (b)                                                                   18,900                       194,906
Wave Systems Corp. (b)                                                                         13,000                       165,750
                                                                                                                          ---------
                                                                                                                          1,476,450
                                                                                                                          ---------

Electronic Components/Instruments (8.4%)

Applied Micro Circuits Corp. (b)                                                                3,000                       443,250
Atmel Corp. (b)                                                                                 8,000                       248,500
Broadcom Corp. (b)                                                                              1,300                       376,106
Texas Instruments, Inc.                                                                         2,900                       312,838
Xilinx, Inc. (b)                                                                                3,000                       137,250
                                                                                                                          ---------
                                                                                                                          1,517,944
                                                                                                                          ---------

Energy & Electrical Technology (3.5%)

American Superconductor Corp. (b)                                                              13,000                       346,125
Avista Corp.                                                                                    4,000                       114,500
Electric Fuel Corp. (b)                                                                        14,000                       172,375
                                                                                                                          ---------
                                                                                                                            633,000
                                                                                                                          ---------
Industrial (2.7%)

General Electric Co.                                                                            3,600                       480,150
                                                                                                                          ---------

                                                                                                                          Market
                                                                                                Shares                     Value
                                                                                                ------                    ------
Insurance (0.9%)

American International Group                                                                    1,500                  $    156,188
                                                                                                                          ---------

Internet (14.6%)

BroadVision, Inc. (b)                                                                           2,000                       254,625
Commerce One, Inc. (b)                                                                          1,200                       206,700
Exodus Communications, Inc. (b)                                                                 1,300                       149,338
HearMe, Inc. (b)                                                                                4,000                       101,250
Sciquest.com, Inc. (b)                                                                          2,000                       113,250
Terra Networks SA, ADR (b)                                                                      1,300                       114,156
Tumbleweed Communications Corp. (b)                                                             4,000                       200,875
Verio, Inc. (b)                                                                                 2,500                       160,938
VerticalNet, Inc. (b)                                                                           3,100                       738,574
Vignette Corp. (b)                                                                              1,500                       292,500
Yahoo, Inc. (b)                                                                                 1,000                       322,062
                                                                                                                          ---------
                                                                                                                          2,654,268
                                                                                                                          ---------
Investment Company (3.9%)

Ampal-American Israel Corp. (b)                                                                16,500                       241,313
CMGI, Inc. (b)                                                                                  1,700                       191,356
Harris & Harris Group, Inc.                                                                    22,600                       265,550
                                                                                                                          ---------
                                                                                                                            698,219
                                                                                                                          ---------
Multimedia (0.5%)

Walt Disney Co.                                                                                 2,500                        90,781
                                                                                                                          ---------

Oil & Gas Utility (1.0%)

Enron Corp.                                                                                     2,700                       182,081
                                                                                                                          ---------

Optical Networking (3.8%)

JDS Uniphase Corp. (b)                                                                          3,400                       693,388
                                                                                                                          ---------

Retail (2.5%)

Home Depot, Inc.                                                                                5,500                       311,438
Wal-Mart Stores, Inc.                                                                           2,500                       136,875
                                                                                                                          ---------
                                                                                                                            448,313
                                                                                                                          ---------
Telecom Equipment (4.5%)

Conexant Systems, Inc. (b)                                                                      3,000                       253,500
CrossKeys Systems Corp. (b)                                                                     7,000                        68,250
Lucent Technologies, Inc.                                                                       2,500                       138,125
Terayon Communication Systems, Inc. (b)                                                         3,300                       353,100
                                                                                                                          ---------
                                                                                                                            812,975
                                                                                                                          ---------

Telecom Services (9.4%)

ACT Teleconferencing, Inc. (b)                                                                  4,700                        55,225
Clearworks.net, Inc. (b)                                                                       39,000                       202,313
Fibernet Telecom Group, Inc. (b)                                                                7,000                       101,500
Global Crossing Ltd. (b)                                                                        8,500                       431,374
Level 3 Communications, Inc. (b)                                                                3,100                       365,606
NEXTLINK Communications, Inc. (b)                                                               2,700                       227,813
Northeast Optic Network, Inc. (b)                                                               3,300                       323,400
                                                                                                                          ---------
                                                                                                                          1,707,231
                                                                                                                          ---------

                                                                                                                           Market
                                                                                               Shares                       Value
                                                                                               ------                       -----
Wireless Communications  (9.6%)

Globalstar Telecommunications Ltd. (b)                                                          7,500                 $     247,031
Nokia Corp., ADR                                                                                2,000                       366,000
QUALCOMM, Inc. (b)                                                                              5,200                       660,075
Sonera Group Plc, ADR (b)                                                                       4,000                       277,000
U.S. Wireless Corp. (b)                                                                         4,000                       107,750
Wireless Facilities, Inc. (b)                                                                   2,000                       100,750
                                                                                                                         ----------
                                                                                                                          1,758,606
                                                                                                                         ----------
Total Common Stocks (Cost $12,903,236)                                                                                   16,703,431
                                                                                                                         ----------

Index-Linked Trusts  (5.6%)

Nasdaq 100 Share Index                                                                          1,000                       178,875
S&P 500 Depositary Receipt                                                                      6,000                       836,625
                                                                                                                          ---------
Total Index-Linked Trusts (Cost $1,006,331)                                                                               1,015,500
                                                                                                                          ---------

Options  (0.8%)

Home Depot, Inc., Call Option,                                                                     20                        12,750
expiring February 2000 @ 50

Nasdaq 100 Share Index, Put Option,                                                               100                        67,500
expiring February 2000 @ 176

Nasdaq 100 Share Index, Put Option,                                                                70                        60,375
expiring February 2000 @ 178

Seagate Technology, Inc., Call Option,                                                             30                         4,500
                                                                                                                            -------
expiring February 2000 @ 42.5

Total Options (Cost $216,810)                                                                                               145,125
                                                                                                                            -------

Cash Sweep  (1.0%)

IBT Cash Sweep                                                                                182,484                       182,484
                                                                                                                            -------
Total Cash Sweep (Cost $182,484)                                                                                            182,484
                                                                                                                            -------


Total Investments (Cost $14,308,861) (a)   -   99.6%                                                                     18,046,540
Other assets in excess of liabilities   -   0.4%                                                                             69,328
                                                                                                                         ----------
TOTAL NET ASSETS   -   100.0%                                                                                         $  18,115,868
                                                                                                                         ==========

                                                                                                                         Market
                                                                                              Shares                      Value
                                                                                              ------                      -----
Securities Sold Short  -  (14.9%)
Common Stocks  (10.8%)
Biotechnology & Medical  (4.4%)
Biotech Holders Trust (b)                                                                       5,000               $    803,750

Electronic Components/Instruments  (3.2%)
Intel Corp.                                                                                     4,500                    445,219
Micron Technology Inc. (b)                                                                      2,000                    124,375
                                                                                                                       ---------
                                                                                                                         569,594
                                                                                                                       ---------
Retail  (1.9%)
Priceline.com Inc. (b)                                                                          6,000                    348,000

Telecom Services  (1.3%)
AT&T Corp.                                                                                      4,500                    237,375
                                                                                                                       ---------
Total Common Stocks                                                                                                    1,958,719
                                                                                                                       ---------
Index-Linked Trusts  (4.1%)
Internet Holders Trust (b)                                                                      5,000                    742,187
                                                                                                                       ---------
Total Index-Linked Trusts                                                                                                742,187
                                                                                                                       ---------

Total Securities Sold Short (Proceeds $2,803,239)                                                                   $  2,700,906
                                                                                                                       =========

---------------------------
  (a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation - Investments                $4,142,427
         Unrealized appreciation - Short Sales                   137,019
         Unrealized depreciation - Investments                  (404,747)
         Unrealized depreciation - Short Sales                   (34,687)
                                                              ----------
         Net unrealized appreciation                          $3,840,012
                                                              ==========

(b) Non-income producing security.

ADR - American Depositary Receipt

   MetaMarkets.com Funds
   OpenFund
   (Unaudited)
--------------------------------------------------------------------------------
   Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the five
                                                                                months ended
                                                                                 January 31,
                                                                                  2000 (a)
                                                                                ------------
   From Investment Activities:
   Operations:
     Net investment income                                                      $     12,658
     Net Realized Gain/(Loss) on:
        Investments                                                                4,225,902
        Securities sold short                                                        (62,112)
        Written options                                                             (244,312)
     Net Change in Unrealized Appreciation/(Depreciation on:
        Investments                                                                3,737,680
        Securities sold short                                                        102,332
        Written options                                                                    -
                                                                                ------------
     Change in net assets resulting from operations                                7,772,148
                                                                                ------------

Distributions to Shareholders:
     From net investment income                                                      (10,825)
     From net realized gains from investment transactions                            (63,593)
                                                                                ------------
   Change in net assets from shareholder distributions                               (74,418)
                                                                                ------------
   Change in net assets from capital transactions                                 10,418,138
                                                                                ------------
   Change in net assets                                                           18,115,868

   Capital Transactions

     Proceeds from shares issued                                                  12,959,212
     Dividends reinvested                                                             73,812
     Cost of shares redeemed                                                      (2,614,886)
                                                                                ------------
   Change in net assets from capital transactions                                 10,418,138
                                                                                ------------

   Share Transactions

     Issued                                                                          827,414
     Reinvested                                                                        3,133
     Redeemed                                                                       (110,302)
                                                                                ------------
   Change in share transactions                                                      720,245
                                                                                ------------

   Net Assets:

     Beginning of period                                                                   -
                                                                                ------------
     End of period                                                              $ 18,115,868
                                                                                ============

   ----------
   (a) Period from September 1, 1999 (commencement of operations) to January 31, 2000.




                       See notes to financial statements

   MetaMarkets.com Funds
   OpenFund
   (Unaudited)
--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

                                                                                For the five
                                                                                months ended
                                                                                 January 31,
                                                                                  2000 (a)
                                                                                ------------
   Net Asset Value, Beginning of Period                                         $      12.50
                                                                                ------------
   Investment Activities

    Net investment income                                                               0.02
    Net realized and unrealized gains from investments                                 12.75
                                                                                ------------
    Total from Investment Activities                                                   12.77
                                                                                ------------
   Distributions
    Net investment income                                                              (0.02)
    Net realized gains                                                                 (0.10)
                                                                                ------------
    Total Distributions                                                                (0.12)
                                                                                ------------
   Net Asset Value, End of Period                                               $      25.15
                                                                                ============

   Total Return                                                                       102.17% (b)

   Ratios/Supplemental Data:
   Net Assets at end of period (000)                                            $     18,116
   Ratio of expenses to average net assets                                              0.00% (c)(d)
   Ratio of net investment income to average net assets                                 0.29% (c)
   Ratio of expenses to average net assets*                                             3.75% (c)
   Portfolio turnover rate                                                               543%

-------
   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
   (a) Period from September 1, 1999 (commencement of operations) to January 31, 2000.
   (b) Not annualized.
   (c) Annualized.
   (d) The Advisor has contractually agreed to reimburse the Fund to the extent operating expenses exceed 0.20% of the Fund's average daily assets for the fiscal year ending July 31, 2000, limiting overall expenses of the Fund to a maximum of 1.45% of the Fund's average daily net assets. In addition, the Advisor has agreed to waive its fees and pay all Fund expenses through February 28, 2000.


                       See notes to financial statements

MetaMarkets.com Funds
OpenFund
(Unaudited)

Statements of Assets and Liabilities
                                                                January 31, 2000
Assets:
Investments, at value (Cost $13,418,286)                          $  16,455,700
Deposits with broker and custodian bank for securities
  sold short (Cost $890,575)                                          1,590,840
                                                                  -------------
                                                                     18,046,540
Cash                                                                  3,232,418
Interest and dividends receivable                                           597
Receivable for capital shares issued                                     18,500
Receivable for investments sold short                                 2,803,239
Receivable for investments sold                                       1,940,078
                                                                  -------------
  Total Assets                                                       26,041,372
                                                                  -------------

Liabilities:
Securities sold short (proceeds $ 2,803,239)                      $   2,700,906
Payable for investments purchased                                     5,224,598
                                                                  -------------
  Total Liabilities                                                   7,925,504
                                                                  -------------

Net Assets:
Capital                                                           $  10,418,138
Accumulated undistributed net investment income                           1,833
Accumulated undistributed net realized gain from security
 transactions                                                         3,855,885
Net unrealized appreciation from securities sold short,
 options and investments                                              3,840,012
                                                                  -------------
Net Assets                                                        $  18,115,868
                                                                  =============

Shares of beneficial interest outstanding (unlimited number
 of shares Authorized, no par value)                                    720,245

Net asset value, offering price and redemption price per share    $       25.15
                                                                  =============

Statements of Operations

                                  For the five months ended January 31, 2000 (a)
Investment Income:
Interest income                                                   $       6,261
   Dividend income                                                        6,397
                                                                  -------------
    Total Income                                                         12,658
                                                                  -------------

Expenses:
Investment advisory fees                                          $      44,135
Administration fees                                                      16,666
Distribution fees                                                        11,034
Legal fees                                                               56,818
Registration and filing fees                                              9,586
Dividend expense for securities sold short                                  990
Audit fees                                                                8,182
Insurance                                                                12,091
Other                                                                     6,564
                                                                   ------------
Total expenses before voluntary fee reductions                          166,066
Expenses voluntarily reduced                                           (166,066)
                                                                   ------------
  Net Expenses (b)                                                            -
                                                                   ------------
Net investment income                                                    12,658
                                                                   ------------

Realized/Unrealized Gain (Loss) from Investments,
  Securities Sold Short and Written Options:
  Net realized gain (loss) from:
  Investment transactions                                             4,225,902
  Securities sold short                                                 (62,112)
  Written options                                                      (244,312)
                                                                   ------------

Change in Unrealized Appreciation/Depreciation from:
  Investments                                                         3,737,680
  Securities sold short                                                 102,332
                                                                   ------------

Net Realized/Unrealized Gain/(Loss) from
  Investments, Securities Sold Short, and
  Written Options                                                     7,759,490
                                                                   ------------

Change in net assets resulting from operations                     $  7,772,148
                                                                   ============

___________
  (a) Period from September 1, 1999 (commencement of operations) to January 31, 2000.
  (b) The Advisor has contractually agreed to reimburse the Fund to the extent operating expenses exceed 0.20% of the Fund's average daily assets for the fiscal year ending July 31, 2000, limiting overall expenses of the Fund to a maximum of 1.45% of the Fund's average daily net assets.In addition, the Advisor has agreed to waive its fees and pay all Fund expenses through February 28, 2000.

                         Notes to Financial Statements
                               January 31, 2000
                                  (Unaudited)


1. Organization:
The MetaMarkets.com OpenFund (the "Fund") is a series of the MetaMarkets.com Funds (the "Company"), which was organized on May 21, 1999 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, open-end management investment company.

Effective September 1, 1999 the Company commenced operations and was authorized to issue unlimited shares of the Fund. The Fund's investment objective is to provide investors with capital growth by investing principally in the common stocks of companies that the Investment Advisor believes derive strategic advantage from trends caused by the development of the "New Economy", that is those innovative firms at the leading edge of technological, social and economic change.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

     Securities Valuation:
     Investments in securities are valued at the last quoted sale price as of the close of business on the day the valuation is made, or if a sale is not reported for that day, at the mean between closing bid and asked prices. Price information for listed securities is taken from the exchange where the securities are primarily traded. Investments in futures and related options, which are traded on commodities exchanges, are valued at their last sale price as of the close of such exchanges. Other securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term investments having maturities of 60 days or less are valued at amortized cost, which approximates market value.

     Security Transactions and Investment Income:
     Security transactions in the Fund are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated on the identified cost basis.

     Repurchase Agreements:
     The Fund may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller, under a repurchase agreement, is required to maintain the value of securities held as collateral under the agreement at least equal to the repurchase price. Default by the seller would, however, expose the relevant Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parities to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the recorded

                         Notes to Financial Statements
                               January 31, 2000
                                  (Unaudited)


     carrying value upon the sale of the underlying collateral securities.

     Short Sales:
     Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund maintains collateral relating to it's short selling activity in a segregated account with its custodian, consisting of cash, equities, and or U.S. Government securities. At January 31, 2000, the value of securities sold short amounted to $2,700,906, against which collateral of $1,590,840 was on deposit with the Fund's custodian.

     For financial statement purposes, an amount equal to the proceeds received from a short sale is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the securities sold short.

     Options Transactions:
     The Fund may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

     In writing an option, the Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

     The following is a summary of written option activity for the five months ended January 31, 2000:

                         Notes to Financial Statements
                               January 31, 2000
                                  (Unaudited)


                                                                 Number of
                                                                  Options            Premiums
                                                                 Contracts           Received
                                                              ----------------    ---------------
      Contracts outstanding at
           September 1, 1999                                                 -          $       -
      Options written                                                      561            131,533
      Options expired                                                     (235)           (29,874)
      Options closed                                                      (279)           (82,468)
      Options exercised                                                    (47)           (19,191)
                                                                --------------    ---------------
      Contracts outstanding at January 31, 2000                              -          $       -
                                                                ==============    ===============

     Dividends to Shareholders:
     The Fund declares and distributes dividends from net investment income to its shareholders annually. The fund's net realized capital gains, if any, are distributed to shareholders at least annually. Additional distributions may also be made to the Fund's shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within components of net assets based on the federal tax-basis treatment. Temporary differences do not require reclassification.

     Federal Taxes:
     It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relive it from all, or substantially all, federal income taxes.

3.   Related Party Transactions:

Investment advisory services are provided to the Fund by MetaMarkets Investments LLC., ("Advisor"). Pursuant to the investment advisor's agreement with the Fund, the Advisor is entitled to an annual fee accrued daily and paid monthly, based on the Fund's average daily net assets, in accordance with the following schedule:

                            First $250 million        1.00%
                            Next $500 million         0.75%
                            Over $750 million         0.50%

In addition, the Advisor has contractually agreed to reimburse the Fund to the extent operating

                         Notes to Financial Statements
                               January 31, 2000
                                  (Unaudited)


expenses exceed 0.20% of the Fund's average daily net assets for the fiscal year ending July 31, 2000, limiting overall expenses of the Fund to a maximum of 1.45% of the Fund's average daily net assets. The Advisor has agreed to waive its fees and pay all Fund expenses through February 28, 2000.

BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), is the Fund's Administrator, fund accountant, and transfer and dividend disbursing agent. Under the terms of the administration agreement, BISYS Ohio will earn an annual fee accrued daily and paid monthly, based on the Fund's average daily net assets, in accordance with the following schedule:

                            First $500 million        0.130%
                            Next $250 million         0.100%
                            Next $250 million         0.085%
                            Over $1 billion           0.075%

Under the terms of the administration agreement, BISYS Ohio receives a minimum annual fee of $75,000 for the first year under the Administration Agreement, $162,500 for the second year and $187,500 for years three, four and five. Further, BISYS has voluntarily agreed to receive Administration fees earned during the period September 1, 1999 through November 30, 1999 on a deferred basis. Amounts deferred under this arrangement are payable to BISYS during the nine month period December 1, 1999 through August 31, 2000.

Investors Bank & Trust Company serves as the Fund's custodian. Investors Bank & Trust Company will earn a fee accrued daily and paid monthly, based on the market value of the Fund's assets held in custody and receive certain securities transactions charges.

Certain officers of the Fund are affiliated with BISYS and such officers and affiliated Trustees receive no direct payments from the fund for serving as officers.

BISYS Fund Services Limited Partnership ("BISYS" or "the Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as the exclusive distributor of the Fund's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated July 20, 1999, with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") pursuant to which the Fund pays the Distributor for distribution-related services and shareholder servicing at an annual rate of 0.25% of the value of the Fund's average daily net assets.

For the five month period from September 1, 1999 through January 31, 2000, the Advisor voluntarily waived advisory fees totaling $44,135 and reimbursed other Fund expenses of $110,897, including $16,666 of Administration fees. For the five month period ended January 31, 2000, the Distributor waived fees of $11,034.

                         Notes to Financial Statements
                               January 31, 2000
                                  (Unaudited)


4.   Securities Transactions:
Cost of purchases and proceeds from sales of investment securities, excluding securities sold short and short-term investments, were $57,635,776 and $50,879,396, respectively, for the five months ended January 31, 2000.

5.   Non-diversified Status:
The Fund's classification as a "non-diversified" investment company means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers, some of which may be in the same industry, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet diversification requirements of the Internal Revenue Code, at the close of each quarter the Fund may not have more than 25% of its total assets invested in any one issuer and, with respect to 50% of its total assets, not more than 5% of its total assets invested in any one issuer. These limitations do not apply to U.S. Government securities.

6.   Results of Shareholder Meeting:
On January 14, 2000, a Special Meeting of the Shareholders was held to approve the Investment Advisory Agreement between MetaMarkets.com Funds, on behalf of the Fund, and MetaMarkets Investments LLC. This vote was required by the Investment Company Act of 1940, as MetaMarkets Investments LLC raised capital in a transaction that will permit the new investors to vote greater than 25% of its parent company's shares.

                                                          % of             % of
                                                       Outstanding        Shares
                                     No. of Shares       Shares           Voted
                                     -------------     -----------      --------
FOR:                                    567,786          78.83%           99.80%
AGAINST:                                     59           0.01%            0.01%
ABSTAIN:                                  1,058           0.15%            0.19%
                                     ----------        --------         --------
TOTAL:                                  568,903          78.99%          100.00%
                                     ----------        --------         --------